Trade and other receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit risk [member] | Change In Payment Plans [Member]
Disclosure of detailed information about financial instruments [line items]
Impact of applying provision matrix to all owner groups including in year changes	$ 13	$ 15